MML SERIES INVESTMENT FUND
MML International Equity Fund
Supplement dated February 26, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Portfolio Manager(s) in the section titled Management (on page 50 of the Prospectus):
Daniel Ling, CFA is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since November 2021. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 50 of the Prospectus):
Harry Purcell is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since May 2025.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 129 of the Prospectus:
Daniel Ling, CFA
is a portfolio manager of the MML International Equity Fund. Mr. Ling is an Investment Officer of MFS and has been employed in the investment area of MFS since 2006. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information for Massachusetts Financial Services Company found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 129 of the Prospectus:
Harry Purcell
is a portfolio manager of the MML International Equity Fund. Mr. Purcell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2012.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-24-09
MMLIE-25-01

MML SERIES INVESTMENT FUND
MML International Equity Fund
Supplement dated February 26, 2025 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information for the Fund found on page B-247 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Ling is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information replaces similar information for the Fund found on page B-247 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML International Equity are Filipe Benzinho, Daniel Ling, and Harry Purcell.
Effective May 1, 2025, the following information supplements the information for the Fund found on pages B-247 and B-248 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Harry Purcell
Registered investment companies**	2	$7,619,380,118	0	$0
Other pooled investment vehicles	4	$451,793,284	0	$0
Other accounts	3	$227,787,633	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML International Equity.
Ownership of Securities:
As of December 31, 2024, Mr. Purcell did not own any shares of MML International Equity.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-24-06